Dec 31, 2011 Note 1- Organization and Business Activity	15 Months Ended
Mar. 31, 2012
Dec 31, 2011 Note 1- Organization and Business Activity [Abstract]
Dec 31, 2011 Note 1- Organization and Business Activity

NOTE 1- ORGANIZATION AND BUSINESS ACTIVITY

Omnitek Engineering Corp.

Omnitek Engineering, Corp. (Omnitek) was incorporated on October 9, 2001 as a California corporation.  Omnitek develops and supplies new natural gas engine and advanced engine management systems for gaseous fuels and is the manufacturer of a proprietary technology used to convert old or new diesel engines to operate on natural gas, propane or hydrogen.  Omnitek began operations on October 10, 2001, and was a spin-off from Nology Engineering, Inc.